GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2020
GEOGRAPHICAL SALES AND SEGMENTS
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 – GEOGRAPHICAL SALES AND SEGMENTS

Our management does not capture financial information or utilize operating segments to make decisions about the business. Management believes that it operates in one business segment. However, our management does rely on sales by geographical area as useful information in managing the business.

Information for the Company’s sales by geographical area for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018

Domestic Sales	$136,563,098	$136,414,471	$131,642,673
International Sales	2,014,772	2,485,886	4,462,194
	$138,577,870	$138,900,357	$136,104,867